SPDR® SERIES TRUST

Supplement dated December 28, 2016 to the Prospectus

dated October 31, 2016, as supplemented

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each series of SPDR Series Trust listed below (each, a “Fund,” and collectively, the “Funds”) are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Juan Acevedo	SPDR Morgan Stanley Technology ETF SPDR S&P® 600 Small Cap Growth ETF SPDR S&P 600 Small Cap Value ETF SPDR Russell® 3000 ETF

Michael Feehily, Karl Schneider and Amy Cheng	SPDR Russell 1000 Yield Focus ETF SPDR S&P Technology Hardware ETF

Michael Feehily, Karl Schneider and David Chin	SPDR S&P 500 Value ETF

Michael Feehily, Karl Schneider and Raymond Donofrio	SPDR S&P Homebuilders ETF SPDR S&P Biotech ETF SPDR S&P Metals & Mining ETF SPDR S&P Insurance ETF SPDR S&P Internet ETF

Michael Feehily, Karl Schneider and Michael Finocchi	SPDR S&P Telecom ETF SPDR S&P Transportation ETF SPDR FactSet Innovative Technology ETF

Michael Feehily, Karl Schneider and Payal Gupta	SPDR Global Dow ETF SPDR S&P Regional Banking ETF

Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P Health Care Services ETF SPDR S&P Software & Services ETF SPDR S&P Oil & Gas Equipment & Services ETF SPDR S&P Bank ETF

Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P Retail ETF

Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR S&P 500 Growth ETF SPDR S&P 1000 ETF SPDR S&P 600 Small Cap ETF

Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P Semiconductor ETF SPDR S&P Health Care Equipment ETF SPDR S&P Capital Markets ETF

Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR Russell 1000 Momentum Focus ETF SPDR Russell 1000 Low Volatility Focus ETF SPDR MSCI USA StrategicFactorsSM ETF SPDR S&P Dividend ETF SPDR S&P 500 High Dividend ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR S&P Aerospace & Defense ETF SPDR S&P Pharmaceuticals ETF

Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P 500 Buyback ETF SPDR Wells Fargo® Preferred Stock ETF

Michael Feehily, Karl Schneider and David Swallow	SPDR S&P 400 Mid Cap Value ETF SPDR S&P 400 Mid Cap Growth ETF

Michael Feehily, Karl Schneider and Daniel TenPas	SPDR Dow Jones REIT ETF

Michael Feehily, Karl Schneider and Eric Viliott	SPDR Russell 1000 ETF SPDR S&P 500 Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P Oil & Gas Exploration & Production ETF

Michael Feehily, Karl Schneider and Teddy Wong	SPDR Russell 2000 ETF

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “PORTFOLIO MANAGERS” information within the section entitled “PORTFOLIO MANAGEMENT” in each Fund’s summary section is replaced with the information below with respect to the applicable portfolio managers indicated in the chart above:

The professionals primarily responsible for the day-to-day management of the Fund are as follows:

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

Amy Cheng is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2000.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Raymond Donofrio is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2008.

Michael Finocchi is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Payal Gupta is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2005.

Lisa Hobart is a Vice President of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2006.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Mark Krivitsky is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group and the Tax-Efficient Market Capture Group at the Adviser. He joined the Adviser in 1996.

Kala O’Donnell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

Emiliano Rabinovich, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2006.

Keith Richardson is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

David Swallow, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1996.

Daniel TenPas, CFA, is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2010.

Eric Viliott, CFA, CFP, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

Teddy Wong is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2001.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages each Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables each team to draw upon the resources of other groups within SSGA. The portfolio management teams are overseen by the SSGA Investment Committee.

The table below identifies the professionals primarily responsible for the day-to-day management of each Fund:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Juan Acevedo	SPDR Morgan Stanley Technology ETF SPDR S&P 600 Small Cap Growth ETF SPDR S&P 600 Small Cap Value ETF SPDR Russell 3000 ETF

Michael Feehily, Karl Schneider and Amy Cheng	SPDR Russell 1000 Yield Focus ETF SPDR S&P Technology Hardware ETF

Michael Feehily, Karl Schneider and David Chin	SPDR S&P 500 Value ETF

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Raymond Donofrio	SPDR S&P Homebuilders ETF SPDR S&P Biotech ETF SPDR S&P Metals & Mining ETF SPDR S&P Insurance ETF SPDR S&P Internet ETF

Michael Feehily, Karl Schneider and Michael Finocchi	SPDR S&P Telecom ETF SPDR S&P Transportation ETF SPDR FactSet Innovative Technology ETF

Michael Feehily, Karl Schneider and Payal Gupta	SPDR Global Dow ETF SPDR S&P Regional Banking ETF

Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P Health Care Services ETF SPDR S&P Software & Services ETF SPDR S&P Oil & Gas Equipment & Services ETF SPDR S&P Bank ETF

Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P Retail ETF

Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR S&P 500 Growth ETF SPDR S&P 1000 ETF SPDR S&P 600 Small Cap ETF

Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P Semiconductor ETF SPDR S&P Health Care Equipment ETF SPDR S&P Capital Markets ETF

Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR Russell 1000 Momentum Focus ETF SPDR Russell 1000 Low Volatility Focus ETF SPDR MSCI USA StrategicFactors ETF SPDR S&P Dividend ETF SPDR S&P 500 High Dividend ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR S&P Aerospace & Defense ETF SPDR S&P Pharmaceuticals ETF

Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P 500 Buyback ETF SPDR Wells Fargo Preferred Stock ETF

Michael Feehily, Karl Schneider and David Swallow	SPDR S&P 400 Mid Cap Value ETF SPDR S&P 400 Mid Cap Growth ETF

Michael Feehily, Karl Schneider and Daniel TenPas	SPDR Dow Jones REIT ETF

Michael Feehily, Karl Schneider and Eric Viliott	SPDR Russell 1000 ETF SPDR S&P 500 Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P Oil & Gas Exploration & Production ETF

Michael Feehily, Karl Schneider and Teddy Wong	SPDR Russell 2000 ETF

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Juan Acevedo is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for managing equity index, smart beta and tax-efficient quantitative strategies for institutional clients and high net worth individuals. Prior to his current role, Mr. Acevedo was a portfolio manager in SSGA’s Implementation Group, where he was responsible for the daily management of active and passive strategies, with an additional focus of mass construction of separate managed accounts. Mr. Acevedo received a Bachelor of Arts in International Business from Providence College. Additionally, he received a Master of Science in Investment Management and a Master of Business Administration with a Finance concentration from the Questrom School of Business at Boston University.

Amy Cheng is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing various domestic, international and emerging market strategies. Prior to assuming her current role in May 2008, Ms. Cheng worked in SSGA’s Implementation Group, where she performed the day-to-day management of active developed and emerging market equity portfolios. She also worked as an operations associate responsible for funds managed by the active international equities team. Prior to joining SSGA in 2000, Ms. Cheng worked at Mellon Financial. Ms. Cheng earned a Bachelor of Arts in Economics and Political Science from the University of Rochester and a Master of Business Administration from the Carroll School of Management at Boston College. She is a member of the FTSE EPRA/NAREIT Global Real Estate Index Series Americas Regional Advisory Committee.

David Chin is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group at SSGA. He is responsible for managing both U.S. and international funds. Prior to joining SSGA in 1999, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. Mr. Chin has been working in the investment management field since 1992. Mr. Chin holds a Bachelor of Science in Management Information Systems from the University of Massachusetts/Boston and a Master of Business Administration from the University of Arizona.

Raymond Donofrio is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an analyst for SSGA’s Strategy and Research Group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA, where he supported the portfolio managers of the Global Equity Beta Solutions Group, mainly focusing on international strategies. Mr. Donofrio received his Bachelor of Science in Financial Services from Bryant University and his Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business.

Michael Finocchi is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Prior to assuming his current role in March 2012, Mr. Finocchi was a senior manager in Portfolio Administration responsible for the operations of funds managed by the Global Equity Beta Solutions Group. Before joining SSGA in 2005, he worked for Investors Bank & Trust as a senior tax analyst following his role in custody servicing BGI. Mr. Finocchi holds a Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business as well as a Bachelor of Arts in History and Business Studies from Providence College.

Payal Gupta is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Ms. Gupta is responsible for the management of several commingled funds, mutual funds, separately managed accounts, and ETFs that are benchmarked to domestic, international developed and emerging market indices. Prior to assuming her current role in 2007, Ms. Gupta was a business analyst in the IT Investment Operations group at SSGA. In this role, she worked on automating business processes and designing and implementing global investment management applications. Before joining SSGA in 2005, she worked as an analyst at Concentra Integrated Services and at Morgan Stanley. Ms. Gupta holds a Master of Business Administration with specialization in Investments and Information systems from Northeastern University and a Bachelor of Science in Information Technology from Bay Path University.

Lisa Hobart is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Ms. Hobart is currently responsible for managing various equity index funds, with both domestic and international strategies. Ms. Hobart joined State Street Bank London in 2000 and moved to SSGA as a senior portfolio analyst in 2006. During her career at SSGA, Lisa has managed the Investment Operations team, supporting passive, enhanced and active equity strategies. Ms. Hobart graduated from Leeds University with a Bachelor of Arts (Hons.) in Economics and Management. She holds the Investment Management Certificate.

Ted Janowsky, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky is head of the portfolio management team of SSGA’s Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Prior to joining the Global Equity Beta Solutions Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky joined SSGA in 2005. Mr. Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Mark Krivitsky is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group and Tax-Efficient Market Capture Group. He is responsible for managing both U.S. and international index funds and taxable institutional accounts. His previous experience at SSGA includes affiliation with the firm’s U.S. Structured Products Operations Group. Mr. Krivitsky began his tenure at State Street in the Mutual Funds Division in 1992. He has been working in the investment management field since 1991. Mr. Krivitsky holds a Bachelor of Arts in Humanities/Social Sciences from the University of Massachusetts and a Master of Business Administration with a specialization in Finance from the Sawyer School of Management at Suffolk University.

Kala O’Donnell, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing both domestic and international equity index portfolios, including a variety of separate accounts, commingled funds, ETFs and alternative beta strategies. Additionally, Ms. O’Donnell has been involved in various research and process improvement projects, and has served as a hedging specialist within the Group. Prior to joining SSGA, Ms. O’Donnell worked in State Street Corporation’s Mutual Funds division in the U.S., as well as in Canada and Germany. She has been in the investment management field since she joined SSGA in 1995. Ms. O’Donnell holds a Bachelor of Science in Accounting from Lehigh University and a Master of Business Administration in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Emiliano Rabinovich, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this group, he is the strategy leader for the Americas. Mr. Rabinovich currently manages a varied mix of funds that include both traditional indexing and a variety of alternative beta mandates. Also, he manages several local and global strategies and fund structures, which include separate accounts, commingled funds and mutual funds. Mr. Rabinovich joined SSGA in Montreal in 2006, where he was the Head of the Global Equity Beta Solutions team in Canada. He has been working in the investment management field since 2003. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a Master of Arts in Economics from the University of CEMA. He has also earned the CFA Designation and is a member of Boston Security Analysts Society.

Keith Richardson is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He currently manages a variety of U.S. and international equity funds including an assortment of ETFs, smart beta and tax efficient portfolios. Prior to his current role, Mr. Richardson spent 9 years as a portfolio manager in SSGA’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. During that time, he also oversaw the mass construction of separately managed accounts (SMAs). He began his time with SSGA in investment operations with a primary focus on tax efficient market capture. Mr. Richardson has been with SSGA since 1999 and has been working in the investment management field since 1997. Mr. Richardson holds a Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a Finance concentration from the Sawyer School of Management at Suffolk University.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

David Swallow, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for a variety of passive equity strategies including exchange traded products as well as optimized separately managed tax-efficient strategies. His previous experience at SSGA includes implementation of large fiduciary transactions and investment management of institutional retirement plans. Before joining SSGA in 1996, he was a senior product manager at BayBanks Investment Management. He has been working in the investment management field since 1987. Mr. Swallow holds a Bachelor of Science in mathematics from Washington & Lee University and a Master of Business Administration from the College of William & Mary. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Daniel TenPas, CFA, is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to assuming his current role, Mr. TenPas supported passive equity products as a liaison between the portfolio management team and the client-facing functions at SSGA. Mr. TenPas holds a Bachelor of Arts in Economics from Dartmouth College and a Juris Doctor from Harvard Law School. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Eric Viliott, CFA, CFP, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for a variety of passive equity strategies including exchange traded products as well as optimized separately managed tax-efficient strategies. While with SSGA, Mr. Viliott has also held roles conducting research and analysis to assist in the unwinding of clients’ concentrated equity positions. He was also responsible for the optimization and management of actively managed taxable equity portfolios within SSGA’s Private Asset Management team. Prior to joining SSGA in 2000, Mr. Viliott was with Putnam Investments where he provided research and analysis for the Quantitative Equity Research Team. He has been working in the investment management field since 1995. Mr. Viliott holds a Bachelor of

Arts in Finance from the School of Management at the University of Massachusetts in Amherst and earned a Master of Science in Finance from Boston College. In addition, he has achieved the designation of Chartered Financial Analyst as well as the designation of Certified Financial Planner (CFP®). He is also a member of CFA Institute, the Financial Planning Association and the Boston Security Analysts Society.

Olga Winner, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining SSGA, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Sicence in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Teddy Wong is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, he is responsible for the management of several strategies, including developed and emerging markets strategies benchmarked to MSCI and S&P indices as well as domestic strategies benchmarked to Russell and S&P indices. Prior to assuming his current role in January 2006, Mr. Wong was a manager within SSGA’s International Structured Products Group Operations Team. He started at SSGA in Operations in 2001 and joined the Global Equity Beta Solutions Group in 2005. Mr. Wong holds a Bachelor of Arts in Economics from the University of Rochester.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP24

SPDR® SERIES TRUST

Supplement dated December 28, 2016 to the Prospectus

dated October 31, 2016, as supplemented

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

(each a “Fund,” and collectively, the “Funds”)

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each Fund are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P 1500 Value Tilt ETF SPDR S&P 1500 Momentum Tilt ETF

Michael Feehily, Karl Schneider and Raymond Donofrio	SPDR SSGA US Large Cap Low Volatility Index ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR SSGA US Small Cap Low Volatility Index ETF

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “PORTFOLIO MANAGERS” information within the section entitled “PORTFOLIO MANAGEMENT” in each Fund’s summary section is replaced with the information below with respect to the applicable portfolio managers indicated in the chart above:

The professionals primarily responsible for the day-to-day management of the Fund are as follows:

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Raymond Donofrio is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2008.

Keith Richardson is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages each Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables each team to draw upon the resources of other groups within SSGA. The portfolio management teams are overseen by the SSGA Investment Committee.

The table below identifies the professionals primarily responsible for the day-to-day management of each Fund:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P 1500 Value Tilt ETF SPDR S&P 1500 Momentum Tilt ETF

Michael Feehily, Karl Schneider and Raymond Donofrio	SPDR SSGA US Large Cap Low Volatility Index ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR SSGA US Small Cap Low Volatility Index ETF

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Raymond Donofrio is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an analyst for SSGA’s Strategy and Research Group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA, where he supported the portfolio managers of the Global Equity Beta Solutions Group, mainly focusing on international strategies. Mr. Donofrio received his Bachelor of Science in Financial Services from Bryant University and his Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business.

Keith Richardson is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He currently manages a variety of U.S. and international equity funds including an assortment of ETFs, smart beta and tax efficient portfolios. Prior to his current role, Mr. Richardson spent 9 years as a portfolio manager in SSGA’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. During that time, he also oversaw the mass construction of separately managed accounts (SMAs). He began his time with SSGA in investment operations with a primary focus on tax efficient market capture. Mr. Richardson has been with SSGA since 1999 and has been working in the investment management field since 1997. Mr. Richardson holds a Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a Finance concentration from the Sawyer School of Management at Suffolk University.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP25

SPDR® SERIES TRUST

SPDR Dorsey Wright® Fixed Income Allocation ETF

(the “Fund”)

Supplement dated December 28, 2016 to the Prospectus

dated October 31, 2016

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Raymond Donofrio.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “PORTFOLIO MANAGERS” information within the section entitled “PORTFOLIO MANAGEMENT” in the Fund’s summary section is replaced with the information below:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Raymond Donofrio.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Raymond Donofrio is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2008.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages the Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. The portfolio management team is overseen by the SSGA Investment Committee.

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Raymond Donofrio.

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Raymond Donofrio is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an analyst for SSGA’s Strategy and Research Group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA, where he supported the portfolio managers of the Global Equity Beta Solutions Group, mainly focusing on international strategies. Mr. Donofrio received his Bachelor of Science in Financial Services from Bryant University and his Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Fund is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP26

SPDR® SERIES TRUST

SPDR SSGA Gender Diversity Index ETF

(the “Fund”)

Supplement dated December 28, 2016 to the Prospectus

dated October 31, 2016

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of the Fund are Lynn Blake, Melissa Kapitulik and Amy Cheng.

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “PORTFOLIO MANAGERS” information within the section entitled “PORTFOLIO MANAGEMENT” in the Fund’s summary section is replaced with the information below:

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Melissa Kapitulik and Amy Cheng.

Lynn Blake, CFA, is an Executive Vice President of the Adviser and Chief Investment Officer of the Global Equity Beta Solutions Group. She joined the Adviser in 1987.

Melissa Kapitulik is a Vice President of the Adviser and a Senior Portfolio Manager in Global Equity Beta Solutions Group. She joined the Adviser in 2006.

Amy Cheng is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2000.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages the Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. The portfolio management team is overseen by the SSGA Investment Committee.

The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Melissa Kapitulik and Amy Cheng.

Lynn Blake, CFA, is an Executive Vice President of SSGA and the Adviser and Chief Investment Officer of the Global Equity Beta Solutions Group. In this capacity, she oversees a team of 70 portfolio managers globally managing more than 1,600 portfolios with assets in excess of $1.4 trillion across all equity, index and smart beta strategies. She also oversees SSGA’s Corporate Governance and Global Proxy Voting as well as the Company Stock Group, which manages fiduciary transactions and company stock investments, including company stock ownership and 401(k) plans. In addition, she is member of SSGA’s Executive Management Group, Fiduciary Committee, Investment Committee, and IT Steering Committee. Prior to her current role, Ms. Blake was head of non-U.S. market passive equities, responsible for overseeing the management of all non-U.S. equity index strategies, as well as serving as portfolio manager for several equity index portfolios. She joined SSGA in 1987.

Ms. Blake has a Master of Business Administration in Finance from Northeastern University and a Bachelor of Science from the Boston College Carroll School of Management. She earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analyst Society. She also serves on various index advisory boards and committees.

Melissa Kapitulik is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group where she currently manages a varied group of equity and derivative-based index portfolios across a diverse set of all fund types and regions. Before joining SSGA, Ms. Kapitulik was a consultant – specializing in accounting system implementations for major investment management companies – and was responsible for the design and development of a wide variety of applications. She began her career at PIMCO, where she worked for several years as a trading assistant in Global Fixed Income. Ms. Kapitulik holds a Bachelor of Science in Finance from Villanova University.

Amy Cheng is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing various domestic, international and emerging market strategies. Prior to assuming her current role in May 2008, Ms. Cheng worked in SSGA’s Implementation Group, where she performed the day-to-day management of active developed and emerging market equity portfolios. She also worked as an operations associate responsible for funds managed by the active international equities team. Prior to joining SSGA in 2000, Ms. Cheng worked at Mellon Financial. Ms. Cheng earned a Bachelor of Arts in Economics and Political Science from the University of Rochester and a Master of Business Administration from the Carroll School of Management at Boston College. She is a member of the FTSE EPRA/NAREIT Global Real Estate Index Series Americas Regional Advisory Committee.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Fund is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP27

SPDR® SERIES TRUST

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated October 31, 2016, as supplemented

The following changes to the SAI are effective as of January 3, 2017:

1.	The first paragraph and chart within the “PORTFOLIO MANAGERS” discussion beginning on page 39 of the SAI are deleted and replaced with the following:

PORTFOLIO MANAGERS

The Adviser manages the Funds, Nuveen Asset Management manages the Municipal Bond ETFs, and SSGA LTD manages the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of each Fund are as follows:

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and Juan Acevedo	SPDR Morgan Stanley Technology ETF SPDR S&P 600 Small Cap Growth ETF SPDR S&P 600 Small Cap Value ETF SPDR Russell 3000 ETF

Michael Feehily, Karl Schneider and Amy Cheng	SPDR Russell 1000 Yield Focus ETF SPDR S&P Technology Hardware ETF

Michael Feehily, Karl Schneider and David Chin	SPDR S&P 500 Value ETF

Michael Feehily, Karl Schneider and Raymond Donofrio	SPDR S&P Homebuilders ETF SPDR S&P Biotech ETF SPDR S&P Metals & Mining ETF SPDR S&P Insurance ETF SPDR S&P Internet ETF SPDR SSGA US Large Cap Low Volatility Index ETF

Michael Feehily, Karl Schneider and Michael Finocchi	SPDR S&P Telecom ETF SPDR S&P Transportation ETF SPDR FactSet Innovative Technology ETF

Michael Feehily, Karl Schneider and Payal Gupta	SPDR Global Dow ETF SPDR S&P Regional Banking ETF

Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P Health Care Services ETF SPDR S&P Software & Services ETF SPDR S&P Oil & Gas Equipment & Services ETF SPDR S&P Bank ETF

Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P Retail ETF

Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR S&P 500 Growth ETF SPDR S&P 1000 ETF SPDR S&P 600 Small Cap ETF

Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P Semiconductor ETF SPDR S&P Health Care Equipment ETF SPDR S&P Capital Markets ETF

Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR Russell 1000 Momentum Focus ETF SPDR Russell 1000 Low Volatility Focus ETF SPDR MSCI USA StrategicFactors ETF SPDR S&P Dividend ETF SPDR S&P 500 High Dividend ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR S&P Aerospace & Defense ETF SPDR S&P Pharmaceuticals ETF SPDR SSGA US Small Cap Low Volatility Index ETF

Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P 1500 Value Tilt ETF SPDR S&P 1500 Momentum Tilt ETF SPDR S&P 500 Buyback ETF SPDR Wells Fargo Preferred Stock ETF

Michael Feehily, Karl Schneider and David Swallow	SPDR S&P 400 Mid Cap Value ETF SPDR S&P 400 Mid Cap Growth ETF

Michael Feehily, Karl Schneider and Daniel TenPas	SPDR Dow Jones REIT ETF

Michael Feehily, Karl Schneider and Eric Viliott	SPDR Russell 1000 ETF SPDR S&P 500 Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P Oil & Gas Exploration & Production ETF

Michael Feehily, Karl Schneider and Teddy Wong	SPDR Russell 2000 ETF

Todd Bean, Sean Lussier and Jeff St. Peters	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

Portfolio Management Team	Fund
Mahesh Jayakumar, Cynthia Moy and James Kramer	SPDR Bloomberg Barclays 1-10 Year TIPS ETF SPDR Bloomberg Barclays TIPS ETF SPDR Bloomberg Barclays 0-5 Year TIPS ETF SPDR Citi International Government Inflation-Protected Bond ETF

Mahesh Jayakumar, Joanna Madden and Cynthia Moy	SPDR Bloomberg Barclays Short Term Treasury ETF SPDR Bloomberg Barclays Intermediate Term Treasury ETF SPDR Bloomberg Barclays Long Term Treasury ETF

Mahesh Jayakumar, Joanna Madden and James Kramer	SPDR Bloomberg Barclays International Treasury Bond ETF SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

Marc DiCosimo, Michael Przygoda and James Kramer	SPDR Bloomberg Barclays Mortgage Backed Bond ETF SPDR Bloomberg Barclays Aggregate Bond ETF

Michael Brunell and Christopher DiStefano	SPDR Bloomberg Barclays Convertible Securities ETF

Michael Brunell, Kyle Kelly and Bradley J. Sullivan	SPDR Bloomberg Barclays High Yield Bond ETF SPDR Bloomberg Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

Timothy Ryan and Steven Hlavin	Municipal Bond ETFs

Kyle Kelly, Christopher DiStefano and Frank Miethe	SPDR Bloomberg Barclays Short Term Corporate Bond ETF SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF SPDR Bloomberg Barclays Long Term Corporate Bond ETF

Patrick Bresnehan, Kyle Kelly and Christopher DiStefano	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

Richard Darby-Dowman, Paul Brown and Peter Spano	SPDR Bloomberg Barclays International Corporate Bond ETF

Abhishek Kumar, Peter Spano and Nicholas Fischer	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

Thomas Connelley, Christopher DiStefano and Kyle Kelly	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

2.	The “Other Accounts Managed” table and preceding paragraph beginning on page 39 of the SAI is deleted and replaced with the following:

All ETFs except Municipal Bond ETFs, SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of September 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Michael Feehily†	112	$152.38	382	$484.74	331	$221.35	$858.47
Karl Schneider†	112	$152.38	382	$484.74	331	$221.35	$858.47
Juan Acevedo	102	$155.32	384	$515.46	335	$232.20	$902.98
Amy Cheng	102	$155.32	384	$515.46	335	$232.20	$902.98
David Chin	102	$155.32	384	$515.46	335	$232.20	$902.98
Raymond Donofrio	102	$155.32	384	$515.46	335	$232.20	$902.98
Michael Finocchi	102	$155.32	384	$515.46	335	$232.20	$902.98
Payal Gupta	102	$155.32	384	$515.46	335	$232.20	$902.98
Lisa Hobart	102	$155.32	384	$515.46	335	$232.20	$902.98
Ted Janowsky	102	$155.32	384	$515.46	335	$232.20	$902.98
Mark Krivitsky	102	$155.32	384	$515.46	335	$232.20	$902.98
Kala O’Donnell	102	$155.32	384	$515.46	335	$232.20	$902.98
Emiliano Rabinovich	102	$155.32	384	$515.46	335	$232.20	$902.98
Keith Richardson	102	$155.32	384	$515.46	335	$232.20	$902.98
Amy Scofield	102	$155.32	384	$515.46	335	$232.20	$902.98
David Swallow	102	$155.32	384	$515.46	335	$232.20	$902.98
Daniel TenPas	102	$155.32	384	$515.46	335	$232.20	$902.98
Eric Viliott	102	$155.32	384	$515.46	335	$232.20	$902.98
Olga Winner	102	$155.32	384	$515.46	335	$232.20	$902.98
Teddy Wong	102	$155.32	384	$515.46	335	$232.20	$902.98
Todd Bean†	12	$127.39	25	$106.77	86	$115.40	$349.56
Sean Lussier†	12	$127.39	25	$106.77	86	$115.40	$349.56
Jeff St. Peters†	12	$127.39	25	$106.77	86	$115.40	$349.56
Patrick Bresnehan†	11	$27.84	104	$60.34	142	$50.23	$138.40
Michael Brunell†	11	$27.84	104	$60.34	142	$50.23	$138.40
Thomas Connelley†	11	$27.84	104	$60.34	142	$50.23	$138.40
Marc DiCosimo†	11	$27.84	104	$60.34	142	$50.23	$138.40
Christopher DiStefano†	11	$27.84	104	$60.34	142	$50.23	$138.40
Mahesh Jayakumar†	11	$27.84	104	$60.34	142	$50.23	$138.40
Kyle Kelly†	11	$27.84	104	$60.34	142	$50.23	$138.40
James Kramer†	11	$27.84	104	$60.34	142	$50.23	$138.40
Joanna Madden†	11	$27.84	104	$60.34	142	$50.23	$138.40
Frank Miethe†	11	$27.84	104	$60.34	142	$50.23	$138.40
Cynthia Moy†	11	$27.84	104	$60.34	142	$50.23	$138.40
Michael Przygoda†	11	$27.84	104	$60.34	142	$50.23	$138.40
Bradley J. Sullivan†	11	$27.84	104	$60.34	142	$50.23	$138.40

*	There are no performance fees associated with these accounts.
†	As of June 30, 2016.

3.	The table listing the dollar ranges of Fund Shares owned by portfolio managers and the preceding sentence on page 40 of the SAI are deleted and replaced with the following:

None of the portfolio managers above beneficially owned Fund Shares as of September 30, 2016, except as noted in the table below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Michael Feehily†	SPDR S&P Dividend ETF	$50,001-$100,000
	SPDR S&P 1500 Value Tilt ETF	$50,001-$100,000
	SPDR SSGA US Large Cap Low Volatility Index ETF	$50,001-$100,000
	SPDR Dow Jones REIT ETF	$50,001-$100,000
Olga Winner	SPDR S&P Oil & Gas Exploration & Production ETF	$1-$10,000
Michael Brunell†	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$1-$10,000
	SPDR Bloomberg Barclays High Yield Bond ETF	$10,001 - $50,000

†	As of June 30, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP28

SPDR® SERIES TRUST

SPDR Dorsey Wright Fixed Income Allocation ETF

(the “Fund”)

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated October 31, 2016

The following changes to the SAI are effective as of January 3, 2017:

1.	The first paragraph and the “Other Accounts Managed” table within the “PORTFOLIO MANAGERS” discussion on page 29 of the SAI are deleted and replaced with the following:

PORTFOLIO MANAGERS

The Adviser manages the Fund using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of the Fund are Michael Feehily, Karl Schneider and Raymond Donofrio. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of September 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Michael Feehily†	158	$188.72	382	$484.74	331	$221.35	$894.81
Karl Schneider†	158	$188.72	382	$484.74	331	$221.35	$894.81
Raymond Donofrio	150	$194.78	384	$515.46	335	$232.20	$942.44

*	There are no performance fees associated with these accounts.
†	As of June 30, 2016.

2.	The table listing the dollar ranges of Fund Shares owned by portfolio managers and the preceding sentence on page 29 of the SAI are deleted and replaced with the following:

None of the portfolio managers above beneficially owned Fund Shares as of September 30, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP29

SPDR® SERIES TRUST

SPDR SSGA Gender Diversity Index ETF

(the “Fund”)

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated October 31, 2016

The following changes to the SAI are effective as of January 3, 2017:

1.	The first paragraph and the “Other Accounts Managed” table within the “PORTFOLIO MANAGERS” discussion on page 20 of the SAI are deleted and replaced with the following:

PORTFOLIO MANAGERS

The Adviser manages the Fund using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of the Fund are Lynn Blake, Melissa Kapitulik and Amy Cheng. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of June 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Lynn Blake	158	$188.46	382	$484.74	331	$221.35	$894.55
Melissa Kapitulik	158	$188.46	382	$484.74	331	$221.35	$894.55
Amy Cheng	158	$188.46	382	$484.74	331	$221.35	$894.55

*	There are no performance fees associated with these accounts.

2.	The table listing the dollar ranges of Fund Shares owned by portfolio managers and the preceding sentence on page 21 of the SAI are deleted and replaced with the following:

None of the portfolio managers above beneficially owned Fund Shares as of September 30, 2016, except as noted in the table below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Lynn Blake	SPDR SSGA Gender Diversity Index ETF	$1-$10,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP30